Schedule of investments
Delaware Select Growth Fund	January 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.68%♦
Communication Services — 9.50%
Live Nation Entertainment †	35,805	$ 3,921,006
Match Group †	91,411	10,302,020
Netflix †	18,337	7,832,466
Spotify Technology †	28,025	5,500,186
		27,555,678
Consumer Discretionary — 21.49%
Amazon.com †	2,906	8,693,212
Burlington Stores †	1,470	348,287
Chewy Class A †	161,478	7,687,968
Chipotle Mexican Grill †	5,645	8,386,099
Etsy †	24,630	3,868,880
Lululemon Athletica †	22,840	7,623,078
TopBuild †	38,600	8,980,290
Ulta Beauty †	15,571	5,663,796
YETI Holdings †	169,671	11,127,024
		62,378,634
Healthcare — 21.07%
Align Technology †	10,335	5,115,412
Dexcom †	19,095	8,220,016
Exact Sciences †	158,971	12,139,025
Figs Class A †	201,670	4,533,542
Inspire Medical Systems †	47,540	10,520,126
IQVIA Holdings †	13,294	3,255,701
Progyny †	322,459	13,059,589
Zoetis	21,530	4,301,479
		61,144,890
Industrials — 7.62%
Lyft Class A †	171,336	6,599,863
SiteOne Landscape Supply †	55,054	9,916,326
Trex †	61,285	5,605,739
		22,121,928
Information Technology — 40.00%
Ambarella †	30,575	4,285,086
Arista Networks †	75,035	9,327,601
Bill.com Holdings †	61,530	11,580,561
Block †	30,399	3,717,494
Datadog Class A †	25,340	3,702,427
EPAM Systems †	14,255	6,787,376
HubSpot †	7,590	3,709,992
NQ-316 [1/22] 3/22 (2074823)    1

Schedule of investments
Delaware Select Growth Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Information Technology (continued)
Marvell Technology	134,439	$ 9,598,945
Microsoft	28,988	9,014,688
NVIDIA	32,498	7,957,460
Okta †	48,531	9,603,799
ServiceNow †	14,863	8,706,448
Shift4 Payments Class A †	116,965	6,166,395
Shopify Class A †	5,470	5,274,393
Snowflake Class A †	21,790	6,011,861
Trade Desk Class A †	153,320	10,661,873
		116,106,399
Total Common Stock (cost $290,873,818)		289,307,529
Total Value of Securities—99.68% (cost $290,873,818)		289,307,529

Receivables and Other Assets Net of Liabilities—0.32%		935,515
Net Assets Applicable to 9,745,048 Shares Outstanding—100.00%		$290,243,044
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
2    NQ-316 [1/22] 3/22 (2074823)